LOSSES PER SHARE - Summary of computation of basic and diluted earnings per share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2020 CNY (¥) ¥ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 CNY (¥) ¥ / shares shares	Sep. 30, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to Q&K International Group Limited	¥ (1,533,592)	$ (225,874)	¥ (498,242)	¥ (499,859)
Deemed dividend | ¥			(307,389)	(135,545)
Net loss attributable to ordinary shareholders—basic and diluted	¥ (1,533,592)	$ (225,874)	¥ (805,631)	¥ (635,404)
Denominator:
Weighted average ordinary shares outstanding—basic and diluted | shares	1,351,127,462	1,351,127,462	430,450,490	409,403,915
Net loss per share—basic and diluted | (per share)	¥ (1.14)	$ (0.17)	¥ (1.87)	¥ (1.55)